REVERSE ACQUISITION AND LISTING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of reverse acquisition and listing expense [Abstract]
Schedule of fair value of all consideration given and charged to listing expense
$
Fair value of share based consideration allocated:
Deemed share issuance	1,010,383

Identifiable net obligations assumed:
Cash and cash equivalent	1,378,183
Subscriptions received for private placement	(1,602,257)
Other assets	230,097
Liabilities	(139,807)
Total	(133,784)
Total listing expense	1,144,167